BIOLOGICAL ASSETS AND INVENTORY (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Grams Pounds $ / gram	Dec. 31, 2017 USD ($)
Disclosure of detailed information about biological assets [line items]
Average number of days point of propagation harvest	18 weeks
Average harvest yield of biological asset | Grams	217
Net selling price of biological asset per gram | $ / gram	10
Inventory expense cost of goods sold	$ 15,061	$ 4,767
Realized fair value amounts included in inventory sold	$ 2,110	$ 0
Cannabis
Disclosure of detailed information about biological assets [line items]
Percentage of biological assets completed	46.00%
Biological assets yield net | Pounds	2,347